Fixed assets	12 Months Ended
Dec. 31, 2019
Other intangible assets and property, plant and equipment [abstract]
Fixed assets

Note 8    Fixed assets

8.1    Gains (losses) on disposal of fixed assets

(in millions of euros)	2019	2018	2017
Transfer price	610	224	124
Net book value of assets sold	(307)	(44)	(36)
Proceeds from the disposal of fixed assets (1)	303	180	88

(1)	In 2019, the gains on disposal of fixed assets related to the sale and leaseback transactions amount to 195 million euros and mainly comprise property asset disposals in France and Poland, as well as mobile site disposals in Spain. These transactions fall within the context of the Group asset portfolio review.

8.2    Depreciation and amortization

(in millions of euros)

The increase in depreciation and amortization by 63 million euros in 2019 and by 201 million euros in 2018 is mainly due to the effect of the increase in investments on very high-speed broadband networks (4G and optical fiber) in France, Spain and Poland.

Depreciation and amortization of intangible assets

(in millions of euros)

Depreciation and amortization of property, plant and equipment

(in millions of euros)

Accounting policies

Assets are depreciated to expense their cost (generally with no residual value deducted) on a basis that reflects the pattern in which their future economic benefits are expected to be consumed. The straight-line basis is usually applied. The useful lives are reviewed annually and are adjusted if current estimated useful lives differ from previous estimates. This may be the case for outlooks on the implementation of new technologies (for example, the replacement of copper local loop by optical fiber). These changes in accounting estimates are recognized prospectively.

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 16 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

8.3    Impairment of fixed assets

(in millions of euros)	2019	2018	2017
Egypt	89	(4)	2
Niger	0	(43)	(52)
Democratic Republic of the Congo	0	—	(119)
Poland	(12)	1	(1)
Other	(4)	(2)	(21)
Total of impairment of fixed assets	73	(49)	(190)

The impairment of fixed assets resulting from the impairment tests on Cash-Generating Units (CGUs) are described in Note 7.1.

Key assumptions and sensitivity of the recoverable amount of the Orange brand

Key assumptions and sources of sensitivity used in the assessment of recoverable amount of the Orange brand are similar to those used for the goodwill of consolidated operations (see Note 7.3), which affect the sales base and potentially the level of brand fees.

Other assumptions that affect the assessment of the recoverable amount are as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.1%	1.2%	1.1%
Post-tax discount rate	7.4%	7.4%	7.6%
Pre-tax discount rate	8.8%	8.8%	8.9%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Accounting policies

Given the nature of its assets and businesses, most of the Group’s individual assets do not generate cash flow independent of the cash flows generated by Cash-Generating Units. The recoverable amount is therefore determined on the level of CGU (or CGU group) to which belong the assets, according to a method similar to the one for goodwill.

The Orange brand has an indefinite useful life and is not amortized but is tested for impairment at least annually. Its recoverable amount is assessed based on the expected contractual royalties (and included in the business plan) discounted in perpetuity, less the costs attributable to the brand’s owner.

8.4    Other intangible assets

(in millions of euros)	December 31, 2019				December 31,	December 31,
		Accumulated			2018	2017
		depreciation
		and	Accumulated	Net book	Net book	Net book
	Gross value	amortization	impairment	value	value	value
Telecommunications licenses	11,435	(5,340)	(51)	6,043	5,917	6,233
Software	12,833	(8,563)	(21)	4,250	4,046	3,946
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,117	(114)	(915)	88	89	88
Customer bases	5,329	(4,720)	(12)	597	449	555
Other intangible assets	2,230	(1,426)	(179)	626	439	384
Total	36,078	(20,163)	(1,178)	14,737	14,073	14,339

(in millions of euros)	2019	2018	2017
Net book value of other intangible assets - in the opening balance	14,073	14,339	14,602
Acquisitions of other intangible assets	2,385	1,895	1,893
o/w telecommunications licenses (1)	519	200	318
Impact of changes in the scope of consolidation (2)	328	69	(13)
Disposals	(10)	(0)	(7)
Depreciation and amortization	(2,286)	(2,256)	(2,138)
Impairment (3)	88	(10)	(55)
Translation adjustment	106	7	(74)
Reclassifications and other items	52	29	131
Reclassifications to assets held for sale	—	—	—
Net book value of other intangible assets - in the closing balance	14,737	14,073	14,339

(1)	Relates in 2019 to licenses for 296 million euros in Spain, for 119 million euros in Burkina Faso and for 82 million euros in Guinea. In 2018, related to the acquisition of the 5G license for 142 million euros in Spain. In 2017, related to the acquisition of licenses for 152 million euros in Mali.
(2)	In 2019, mainly relates to the effects of SecureLink and SecureData acquisitions (see Note 3.2).
(3)	Includes impairment detailed in Note 7.1.

Internal costs capitalized as intangible assets

(in millions of euros)	2019	2018	2017
Labor expenses	389	382	373
Total	389	382	373

Information on telecommunications licenses at December 31, 2019

Orange’s principal commitments under licenses awarded are disclosed in Note 15.

(in millions of euros)			Residual
	Gross value	Net book value	useful life (1)
LTE (4 licenses) (2)	2,182	1,721	11.8 to 16.9
UMTS (2 licenses)	914	209	1.7 and 10.4
GSM	266	20	1.5
France	3,362	1,950
5G (2 licenses)	459	459	11 and 18.9
LTE (3 licenses)	523	355	11.0 to 11.3
UMTS	690	12	0.3
GSM (2 licenses)	285	136	11.0
Spain	1,957	962
LTE (3 licenses)	798	583	8.0 and 11.1
UMTS (2 licenses)	391	71	1.0 and 3.0
GSM (2 licenses)	140	54	7.6 and 9.5
Poland	1,329	708
LTE	441	370	12.0
UMTS	152	54	12.0
GSM (2 licenses)	428	133	12.0
Egypt	1,021	557
LTE	52	42	15.2
UMTS	29	13	12.5
GSM	754	188	11.3
Morocco	835	243
LTE	184	114	9.3
UMTS	61	23	9.3
GSM	292	134	9.3
Romania	537	271
LTE	90	63	10.4
UMTS (3 licenses)	144	90	5.2 to 13.3
GSM	193	106	9.0
Jordan	427	259
LTE (2 licenses)	140	98	7.4 and 13.9
UMTS	149	12	1.3
GSM	76	17	1.2
Belgium	365	127
Other	1,602	968
Total	11,435	6,044

(1)	In number of years, at December 31, 2019.
(2)	Comprises the 700 MHz license of which the spectrum is technologically neutral.

Accounting policies

Intangible assets consist mainly of acquired brands, acquired customer bases, telecommunications licenses and software, as well as operating rights granted under certain concession agreement.

Intangible assets are initially recognized at acquisition or production cost. The payments indexed to revenue, especially for some telecommunications licenses, are expensed in the relevant periods.

The operating rights granted under certain concession arrangements give right to charge users of the public service (see Note 4.1).

8.5    Property, plant and equipment

(in millions of euros)	December 31, 2019				December 31,	December 31,
		Accumulated			2018	2017
		depreciation
		and	Accumulated	Net book	Net book	Net book
	Gross value	amortization	impairment	value	value	value
Networks and terminals	88,739	(63,428)	(174)	25,137	23,962	22,880
Land and buildings	7,183	(4,943)	(214)	2,026	2,479	2,535
IT equipment	3,933	(3,128)	(2)	803	817	802
Other property, plant and equipment	1,696	(1,234)	(6)	456	435	448
Total property, plant and equipment	101,551	(72,733)	(395)	28,423	27,693	26,665

(in millions of euros)	2019	2018	2017
Net book value of property, plant and equipment - in the opening balance	27,693	26,665	25,912
IFRS 16 transition impact (1)	(574)	—	—
Net book value of property, plant and equipment - including IFRS 16 transition impact	27,119	26,665	25,912
Acquisitions of property, plant and equipment	6,181	5,883	5,677
o/w finance leases	—	136	43
o/w financed assets	144	—	—
Impact of changes in the scope of consolidation (2)	(52)	63	0
Disposals and retirements	(164)	(44)	(35)
Depreciation and amortization	(4,838)	(4,791)	(4,708)
o/w fixed assets	(4,824)	(4,791)	(4,708)
o/w financed assets	(14)	—	—
Impairment (3)	(15)	(39)	(135)
Translation adjustment	115	(27)	(44)
Reclassifications and other items	78	(17)	(2)
Reclassifications to assets held for sale	—	—	—
Net book value of property, plant and equipment - in the closing balance	28,423	27,693	26,665

(1)	Following IFRS 16 application as of January 1, 2019, financial lease contracts have been reclassified in right-of-use assets (see Note 2.3.1).
(2)	Mainly relates in 2019 to the disposal of Orange Niger. In 2018, mainly related to Basefarm entities acquisition.
(3)	Includes impairment detailed in Note 7.1.

Financed assets

Financed assets include as of December 31, 2019 the set-up boxes in France which are financed by an intermediary bank and meet the standard criterion of a tangible asset according to IAS 16. The debts associated to these financed assets are presented in financial liabilities and are included in the definition of the net financial debt.

Property, plant and equipment held under finance leases

(in millions of euros)	December 31,	December 31,
	2018	2017
	Net book value	Net book value
Land and buildings	423	454
Networks and terminals	115	53
IT Equipment and other	36	21
Total	574	528

Internal costs capitalized as property, plant and equipment

(in millions of euros)	2019	2018	2017
Labor expenses	459	460	466
Total	459	460	466

Accounting policies

Property, plant and equipment are made up of tangible fixed assets and financed assets. They mainly comprise network facilities and equipment.

The gross value of property, plants and equipment is made up of their acquisition or production cost, which includes study and construction fees as well as enhancement costs that increase the capacity of equipment and facilities. Maintenance and repair costs are expensed as incurred, except where they serve to increase the asset’s productivity or extend its useful life.

The cost of property, plant and equipment also includes the estimated cost of dismantling, removing and restoring the site occupied due to the obligation incurred by the Group.

The roll-out of assets by stage, especially for network assets, in the Group’s assessment, does not generally require a substantial period of preparation. As a result, the Group does not generally capitalize the interest expense incurred during the construction and acquisition phase for its property, plant and equipment and intangible assets.

In France, the regulatory framework governing the optical fiber network roll-out (Fiber To The Home – FTTH) organizes the access by commercial operators to the last mile of networks rolled-out by another operator on a co-funding basis (ab initio or a posteriori) or through a line access. The sharing of rights and obligations between the various operators co-financing the terminal section of networks is classified as a joint operation in accordance with IFRS 11 “Partnerships”: Orange only recognizes as an asset its share of the network assets self-built or purchased to other co-financing operators.

The Group has entered into network sharing arrangements with other mobile operators on a reciprocal basis, which may cover passive infrastructure sharing, active equipment or even spectrum. Accordingly, in Poland, the arrangements with Deutsche Telekom have been qualified as a joint operation: the infrastructure and equipment of the access networks recognized as fixed assets are equivalent to the proportionate share of the Group in the assets installed by the Group or Deutsche Telekom, each in their geographical zone.

As a reminder, before applying IFRS 16, the accounting principles related to the assets acquired in form of finance lease and in operating lease were the following:

The assets acquired in form of finance lease did not affect the cash flow on acquisition. However, the subsequent rental payments during the leasing period represented interest payments (cash flow on operating activities) and capital repayments (cash flow on financing activities).

The majority of the assets held under finance lease were office and network buildings. The land and buildings hosting radio sites could belong to the Group, or be held through a finance lease, or be available under an operating lease or be simply made available.

The lease agreements of office buildings and points of sale generally were qualified as operating leases and the future lease payments were disclosed as unrecognized contractual commitments.

Simultaneously the equipment, very often generic, of which the risks and rewards of ownership are transferred from the Group to third parties via a lease, was considered as sold.

8.6    Fixed assets payables

(in millions of euros)	2019	2018	2017
Fixed assets payables - in the opening balance	3,447	3,656	3,707
Business related variations	200	(230)	55
Changes in the scope of consolidation	(14)	0	0
Translation adjustment	29	8	(32)
Reclassifications and other items	3	13	(74)
Reclassification to assets held for sale	—	—	—
Fixed assets payables - in the closing balance	3,665	3,447	3,656
o/w non-current fixed assets payables	817	612	610
o/w current fixed assets payables	2,848	2,835	3,046

Accounting policies

These payables are generated from trading activities. The payment terms can be over several years in the case of infrastructure roll-out and license acquisition. The payables due in more than 12 months are presented in non-current items. For payables without specified interest rates, they are measured at nominal value if the interest component is immaterial. For interest bearing payables, the measurement is at amortized cost.

Trade payables also include those that the supplier may have sold with or without notifying financial institutions in a direct or reverse factoring arrangement (see Note 5.6).

Firm purchase commitments are disclosed as unrecognized contractual commitments(see Note 15), net of any prepayment, which are recognized as prepayment on fixed assets.

8.7    Dismantling provision

The asset dismantling obligations mainly relate to restoration of mobile telephony antenna sites, dismantling of telephone poles, treatment of electrical and electronic equipment waste and dismantling of telephone booths.

(in millions of euros)	2019	2018	2017
Dismantling provision - in the opening balance	776	789	737
Provision reversal with impact on income statement	0	—	—
Discounting with impact on income statement	5	13	11
Utilizations without impact on income statement	(24)	(15)	(20)
Changes in provision with impact on assets (1)	67	(19)	57
Changes in the scope of consolidation	—	—	—
Translation adjustment	2	(3)	4
Reclassifications and other items	0	11	—
Reclassification to assets held for sale	—	—	—
Dismantling provision - in the closing balance	825	776	789
o/w non-current provision	810	765	774
o/w current provision	15	11	15

(1)	Included in 2018 extinctions of obligations for (66) million euros.

Accounting policies

The Group is required to dismantle technical equipment and restore technical sites.

When the obligation arises, a dismantlement asset is recognized in compensation for the dismantling provision.

The provision is based on dismantling costs (on a per-unit basis for telephone poles, terminals and telephone booths, and on a per-site basis for mobile antennas) incurred by the Group to meet its environmental commitments over the asset dismantling and site restoration planning. The provision is assessed on the basis of the identified costs for the current fiscal year, extrapolated for future years using the best estimate of the commitment settlement. This estimate is revised annually and adjusted where appropriate against the asset to which it relates. The provision is present-discounted at a rate set by geographical area and equal to the average rate of risk-free investments in 15-year State bonds.

In case of extinguishment of the obligation, the provision is reversed in compensation for the net carrying value of the dismantlement asset and of the net carrying value of the underlying assets if the dismantlement asset is less than the reversal of the provision.